Intangible Assets (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	May 31, 2019	May 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 102,812		$ 85,677